UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06574

The Latin American Discovery Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 29, 2018

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Latin American Discovery Fund, Inc.

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (98.1%)
Argentina (1.2%)
Construction Materials
Loma Negra Cia Industrial Argentina SA ADR (a)	52,030	$1,109

Brazil (65.2%)
Banks
Banco Bradesco SA (Preference)	349,002	4,176
Banco Bradesco SA ADR	356,846	4,239
Itau Unibanco Holding SA (Preference)	600,983	9,340
Itau Unibanco Holding SA (Preference) ADR	193,793	3,023
		20,778
Beverages
Ambev SA	78,999	576
Ambev SA ADR	486,378	3,536
		4,112
Capital Markets
B3 SA - Brasil Bolsa Balcao	477,394	3,859
Banco BTG Pactual SA (Units) (b)	106,652	743
PPLA Participations Ltd. (Units) (a)(b)	11,850	5
		4,607
Containers & Packaging
Klabin SA (Units) (b)	387,495	2,430

Food & Staples Retailing
Atacadao Distribuicao Comercio e Industria Ltda (a)	362,639	1,648

Food Products
M Dias Branco SA	68,259	1,055

Health Care Providers & Services
Qualicorp SA	200,043	1,350

Machinery
Iochpe-Maxion SA	193,809	1,536

Metals & Mining
Vale SA	66,032	844
Vale SA ADR	94,077	1,197
		2,041
Multi-Line Retail
Lojas Americanas SA (Preference)	360,130	2,055
Lojas Renner SA	339,218	3,529
		5,584
Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (a)	469,591	3,323
Petroleo Brasileiro SA (Preference) (a)	842,651	5,464
Petroleo Brasileiro SA ADR (a)	26,718	378

Ultrapar Participacoes SA	76,715	1,648
		10,813
Real Estate Management & Development
BR Malls Participacoes SA	185,470	654
Multiplan Empreendimentos Imobiliarios SA	59,537	1,239
		1,893
Road & Rail
Localiza Rent a Car SA	255,294	2,221
		60,068
Chile (9.5%)
Electric Utilities
Enel Americas SA	9,891,402	2,324

Multi-Line Retail
SACI Falabella	417,073	3,999
Real Estate Management & Development
Parque Arauco SA	797,266	2,392
		8,715
Mexico (16.3%)
Airlines
Controladora Vuela Cia de Aviacion SAB de CV (a)	536,191	441
Controladora Vuela Cia de Aviacion SAB de CV ADR (a)	62,370	508
		949
Banks
Grupo Financiero Banorte SAB de CV Series O	620,226	3,779

Beverages
Fomento Economico Mexicano SAB de CV ADR	47,127	4,309

Construction Materials
Cemex SAB de CV ADR (a)	291,011	1,926

Gas Utilities
Infraestructura Energetica Nova SAB de CV	315,678	1,548

Hotels, Restaurants & Leisure
Alsea SAB de CV	400,515	1,408

Transportation Infrastructure
Promotora y Operadora de Infraestructura SAB de CV	107,467	1,073
		14,992
Panama (2.0%)
Airlines
Copa Holdings SA, Class A	14,284	1,837

Peru (1.4%)
Banks
Credicorp Ltd.	5,842	1,326

United States (2.5%)
Internet Software & Services
MercadoLibre, Inc.	6,464	2,304
Total Common Stocks (Cost $67,616)		90,351

No. of Warrants
Warrant (0.0%)
Brazil (0.0%)
Machinery
Iochpe Maxion SA, expires 6/03/19 (a) (Cost $—)	3,946	17

	Shares	Value (000)
Short-Term Investment (4.6%)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $4,283)	4,282,942	4,283
Total Investments (102.7%) (Cost $71,899) (d)(e)(f)		94,651
Liabilities in Excess of Other Assets (-2.7%)		(2,499)
Net Assets (100.0%)		$92,152

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
(a)	Non-income producing security.
(b)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(d)

The approximate fair value and percentage of net assets, $8,249,000 and 9.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(f)

At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $25,436,000 and the aggregate gross unrealized depreciation is approximately $2,684,000, resulting in net unrealized appreciation of approximately $22,752,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	42.2%
Banks	27.4
Oil, Gas & Consumable Fuels	11.4
Multi-Line Retail	10.1
Beverages	8.9
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

The Latin American Discovery Fund, Inc.

Notes to the Portfolio of Investments • March 29, 2018 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$2,345	$441	$—	$2,786
Banks	22,104	3,779	—	25,883
Beverages	8,421	—	—	8,421
Capital Markets	4,607	—	—	4,607
Construction Materials	3,035	—	—	3,035
Containers & Packaging	2,430	—	—	2,430
Electric Utilities	2,324	—	—	2,324
Food & Staples Retailing	1,648	—	—	1,648
Food Products	1,055	—	—	1,055
Gas Utilities	—	1,548	—	1,548
Health Care Providers & Services	1,350	—	—	1,350
Hotels, Restaurants & Leisure	—	1,408	—	1,408
Internet Software & Services	2,304	—	—	2,304
Machinery	1,536	—	—	1,536
Metals & Mining	2,041	—	—	2,041
Multi-Line Retail	9,583	—	—	9,583
Oil, Gas & Consumable Fuels	10,813	—	—	10,813
Real Estate Management & Development	4,285	—	—	4,285
Road & Rail	2,221	—	—	2,221
Transportation Infrastructure	—	1,073	—	1,073
Total Common Stocks	82,102	8,249	—	90,351
Warrant	17	—	—	17
Short-Term Investment
Investment Company	4,283	—	—	4,283
Total Assets	$86,402	$8,249	$—	$94,651

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 29, 2018, securities with a total value of approximately $8,249,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2017, were valued using other significant observable inputs at March 29, 2018. At March 29, 2018, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 29, 2018, securities with a total value of approximately $40,351,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017, were valued using unadjusted quoted prices at March 29, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Latin American Discovery Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 17, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 17, 2018